Segmented Information	6 Months Ended
Jun. 30, 2023
Segment Reporting [Abstract]
Segmented Information	SEGMENTED INFORMATION
Fortis segments its business based on regulatory jurisdiction and service territory, as well as the information used by its President and Chief Executive Officer in deciding how to allocate resources. Segment performance is evaluated principally on net earnings attributable to common equity shareholders.

Related-Party and Inter-Company Transactions
Related-party transactions are in the normal course of operations and are measured at the amount of consideration agreed to by the related parties. There were no material related-party transactions for the three and six months ended June 30, 2023 and 2022.

The lease of gas storage capacity and gas sales from Aitken Creek to FortisBC Energy of $6 million and $15 million for the three and six months ended June 30, 2023, respectively (three and six months ended June 30, 2022 - $7 million and $20 million, respectively) are inter-company transactions between non-regulated and regulated entities, which were not eliminated on consolidation.

As at June 30, 2023, accounts receivable included $4 million due from Belize Electricity (December 31, 2022 - $7 million).

Fortis periodically provides short-term financing to subsidiaries to support capital expenditures and seasonal working capital requirements, the impacts of which are eliminated on consolidation. As at June 30, 2023 and December 31, 2022, there were no inter-segment loans outstanding. Interest charged on inter-segment loans was not material for the three and six months ended June 30, 2023 and 2022.

	Regulated								Non-Regulated
									Energy		Inter-
		UNS	Central	FortisBC	Fortis	FortisBC	Other	Sub	Infra-	Corporate	segment
($ millions)	ITC	Energy	Hudson	Energy	Alberta	Electric	Electric	Total	structure	and Other	eliminations	Total
Quarter ended June 30, 2023
Revenue	519	661	317	362	181	116	420	2,576	18	—	—	2,594
Energy supply costs	—	262	121	141	—	22	241	787	—	—	—	787
Operating expenses	125	204	144	91	44	31	56	695	10	8	—	713
Depreciation and amortization	103	88	28	78	67	24	51	439	1	—	—	440
Operating income	291	107	24	52	70	39	72	655	7	(8)	—	654
Other income, net	19	12	13	9	3	1	5	62	—	2	—	64
Finance charges	105	37	15	43	30	19	21	270	—	53	—	323
Income tax expense	49	12	5	(5)	2	3	8	74	1	(26)	—	49
Net earnings	156	70	17	23	41	18	48	373	6	(33)	—	346
Non-controlling interests	29	—	—	—	—	—	6	35	—	—	—	35
Preference share dividends	—	—	—	—	—	—	—	—	—	17	—	17
Net earnings attributable to common equity shareholders	127	70	17	23	41	18	42	338	6	(50)	—	294

Additions to property, plant and equipment and intangible assets	264	183	78	125	182	35	115	982	—	—	—	982

As at June 30, 2023
Goodwill	8,127	1,829	597	913	228	235	254	12,183	—	—	—	12,183
Total assets	23,838	12,303	5,105	8,587	5,718	2,625	4,993	63,169	685	256	(29)	64,081

Quarter ended June 30, 2022
Revenue	468	648	281	396	169	108	384	2,454	33	—	—	2,487
Energy supply costs	—	272	101	181	—	18	224	796	1	—	—	797
Operating expenses	120	167	143	88	42	33	52	645	8	6	—	659
Depreciation and amortization	94	92	26	75	61	17	47	412	4	1	—	417
Operating income	254	117	11	52	66	40	61	601	20	(7)	—	614
Other income, net	10	3	15	5	—	1	1	35	—	—	—	35
Finance charges	83	30	13	35	28	19	19	227	—	39	—	266
Income tax expense	41	13	3	5	3	3	6	74	1	(22)	—	53
Net earnings	140	77	10	17	35	19	37	335	19	(24)	—	330
Non-controlling interests	26	—	—	—	—	—	4	30	—	—	—	30
Preference share dividends	—	—	—	—	—	—	—	—	—	16	—	16
Net earnings attributable to common equity shareholders	114	77	10	17	35	19	33	305	19	(40)	—	284

Additions to property, plant and equipment and intangible assets	272	159	65	134	119	30	100	879	6	—	—	885

As at June 30, 2022
Goodwill	7,900	1,779	581	913	228	235	248	11,884	27	—	—	11,911
Total assets	21,993	11,796	4,587	8,272	5,328	2,565	4,487	59,028	776	300	(150)	59,954

	Regulated								Non-Regulated
									Energy		Inter-
		UNS	Central	FortisBC	Fortis	FortisBC	Other	Sub	Infra-	Corporate	segment
($ millions)	ITC	Energy	Hudson	Energy	Alberta	Electric	Electric	Total	structure	and Other	eliminations	Total
Year-to-date June 30, 2023
Revenue	1,038	1,401	759	1,117	360	255	927	5,857	56	—	—	5,913
Energy supply costs	—	599	328	518	—	69	585	2,099	—	—	—	2,099
Operating expenses	260	394	306	189	86	61	116	1,412	20	22	—	1,454
Depreciation and amortization	204	175	56	155	131	48	101	870	5	1	—	876
Operating income	574	233	69	255	143	77	125	1,476	31	(23)	—	1,484
Other income, net	36	26	27	16	3	2	12	122	—	11	—	133
Finance charges	204	73	33	84	60	39	42	535	—	103	—	638
Income tax expense	96	26	14	40	5	4	14	199	7	(57)	—	149
Net earnings	310	160	49	147	81	36	81	864	24	(58)	—	830
Non-controlling interests	57	—	—	—	—	—	9	66	—	—	—	66
Preference share dividends	—	—	—	—	—	—	—	—	—	33	—	33
Net earnings attributable to common equity shareholders	253	160	49	147	81	36	72	798	24	(91)	—	731

Additions to property, plant and equipment and intangible assets	600	368	156	239	301	62	208	1,934	2	—	—	1,936
As at June 30, 2023
Goodwill	8,127	1,829	597	913	228	235	254	12,183	—	—	—	12,183
Total assets	23,838	12,303	5,105	8,587	5,718	2,625	4,993	63,169	685	256	(29)	64,081

Year-to-date June 30, 2022
Revenue	928	1,186	656	1,090	336	237	843	5,276	46	—	—	5,322
Energy supply costs	—	482	263	535	—	61	536	1,877	3	—	—	1,880
Operating expenses	243	329	292	171	84	66	105	1,290	20	18	—	1,328
Depreciation and amortization	186	181	51	150	121	34	91	814	8	2	—	824
Operating income	499	194	50	234	131	76	111	1,295	15	(20)	—	1,290
Other income, net	19	6	30	9	1	3	3	71	—	6	—	77
Finance charges	163	61	26	71	54	37	37	449	—	75	—	524
Income tax expense	82	19	12	36	7	5	11	172	2	(54)	—	120
Net earnings	273	120	42	136	71	37	66	745	13	(35)	—	723
Non-controlling interests	50	—	—	—	—	—	7	57	—	—	—	57
Preference share dividends	—	—	—	—	—	—	—	—	—	32	—	32
Net earnings attributable to common equity shareholders	223	120	42	136	71	37	59	688	13	(67)	—	634

Additions to property, plant and equipment and intangible assets	607	321	129	264	230	60	178	1,789	11	—	—	1,800
As at June 30, 2022
Goodwill	7,900	1,779	581	913	228	235	248	11,884	27	—	—	11,911
Total assets	21,993	11,796	4,587	8,272	5,328	2,565	4,487	59,028	776	300	(150)	59,954